Schedule of Deferred Tax Assets and Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Elimination of intercompany profit in inventory	€ 119	€ 223
Elimination of intercompany profit in fixed assets	122	193
Other items	689	808
Net operating loss carryforwards	19,563	17,426
Total deferred tax assets	20,493	18,650
capital leases treated as operating leases for tax	(76)	(140)
Other items	(11)	(10)
Total deferred tax liabilities	(87)	(150)
Net deferred tax assets	20,406	18,500
Valuation allowance for deferred tax assets	(20,375)	(18,474)
Deferred tax assets (liabilities), net of allowance	€ 32	€ 26